UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton Massachusetts Financial Services Company 500 Boylston Street Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS®

INVESTMENT MANAGEMENT

10/31/08 Semiannual report

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2040 Fund

LTF-SEM 10/08

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Research Bond Fund	20.0%
MFS Research Fund	10.1%
MFS Value Fund	10.0%
MFS Money Market Fund	10.0%
MFS Floating Rate High Income Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
Cash & Other Net Assets	(0.2)%

MFS® Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	19.9%
MFS Research Bond Fund	19.7%
MFS Value Fund	12.0%
MFS Research Fund	12.0%
MFS Money Market Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Floating Rate High Income Fund	6.1%
MFS Inflation-Adjusted Bond Fund	6.0%
MFS Core Growth Fund	1.9%
MFS Research International Fund	1.9%
Cash & Other Net Assets	0.4%

MFS® Lifetime 2020 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	16.2%
MFS Value Fund	15.0%
MFS Research Fund	13.2%
MFS Core Growth Fund	11.9%
MFS Research International Fund	11.7%
MFS Government Securities Fund	8.1%
MFS Mid Cap Value Fund	6.9%
MFS Mid Cap Growth Fund	6.8%
MFS High Income Fund	5.0%
MFS Money Market Fund	3.1%
MFS International New Discovery Fund	1.9%
Cash & Other Net Assets	0.2%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 10/31/08.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2030 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	18.4%
MFS Value Fund	15.1%
MFS Mid Cap Value Fund	13.4%
MFS Mid Cap Growth Fund	13.2%
MFS Research International Fund	11.4%
MFS Research Fund	10.0%
MFS International New Discovery Fund	8.3%
MFS New Discovery Fund	3.5%
MFS Research Bond Fund	3.2%
MFS Government Securities Fund	1.7%
MFS High Income Fund	1.5%
Cash & Other Net Assets	0.3%

MFS® Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	20.0%
MFS Value Fund	15.2%
MFS Mid Cap Value Fund	14.9%
MFS Mid Cap Growth Fund	14.6%
MFS Research Fund	10.0%
MFS Research International Fund	9.8%
MFS International New Discovery Fund	9.8%
MFS New Discovery Fund	5.0%
Cash & Other Net Assets	0.7%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 10/31/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2008 through October 31, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, the funds indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.45%	$1,000.00	$884.41	$2.14
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
B	Actual	1.10%	$1,000.00	$881.47	$5.22
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$881.61	$5.22
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$886.12	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$881.61	$5.22
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$884.74	$2.85
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$884.86	$1.66
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$886.13	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares. The actual expenses paid during the period would have been approximately $1.66 and the hypothetical expenses paid during the period would have been approximately $1.79 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.45%	$1,000.00	$867.94	$2.12
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
B	Actual	1.10%	$1,000.00	$865.26	$5.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$865.01	$5.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$869.33	$0.47
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$865.44	$5.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$867.22	$2.82
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$867.94	$1.65
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$869.21	$0.47
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares. The actual expenses paid during the period would have been approximately $1.65 and the hypothetical expenses paid during the period would have been approximately $1.79 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.45%	$1,000.00	$740.32	$1.97
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
B	Actual	1.10%	$1,000.00	$737.59	$4.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$737.54	$4.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$741.46	$0.44
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$738.20	$4.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$740.05	$2.63
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$741.20	$1.54
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$741.23	$0.44
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares. The actual expenses paid during the period would have been approximately $1.54 and the hypothetical expenses paid during the period would have been approximately $1.79 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.45%	$1,000.00	$670.47	$1.89
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
B	Actual	1.10%	$1,000.00	$667.85	$4.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$668.43	$4.63
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$671.03	$0.42
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$667.85	$4.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$669.60	$2.52
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$670.18	$1.47
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$672.20	$0.42
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares. The actual expenses paid during the period would have been approximately $1.47 and the hypothetical expenses paid during the period would have been approximately $1.79 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.45%	$1,000.00	$657.87	$1.88
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
B	Actual	1.10%	$1,000.00	$656.33	$4.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$655.42	$4.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$659.37	$0.42
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$655.42	$4.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$658.13	$2.51
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$658.45	$1.46
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$659.07	$0.42
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares. The actual expenses paid during the period would have been approximately $1.46 and the hypothetical expenses paid during the period would have been approximately $1.79 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 100.2%
Issuer	Shares/Par	Value ($)
MFS Floating Rate High Income Fund - Class I	239,371	$1,694,745
MFS Government Securities Fund - Class I	178,569	1,694,618
MFS Inflation-Adjusted Bond Fund - Class I	186,917	1,682,249
MFS Limited Maturity Fund - Class I	582,394	3,389,531
MFS Money Market Fund	1,694,790	1,694,790
MFS Research Bond Fund - Class I	391,292	3,388,586
MFS Research Fund - Class I	92,010	1,699,427
MFS Value Fund - Class I	92,477	1,698,799
Total Mutual Funds (Identified Cost, $19,440,755)		$16,942,745

Repurchase Agreements - 0.3%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $53,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$53,000	$53,000
Total Investments (Identified Cost, $19,493,755)		$16,995,745

Other Assets, Less Liabilities - (0.5)%		(90,583)
Net Assets - 100.0%		$16,905,162

MFS LIFETIME 2010 FUND

Mutual Funds - 99.6%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	38,305	$541,256
MFS Floating Rate High Income Fund - Class I	239,640	1,696,654
MFS Government Securities Fund - Class I	293,671	2,786,937
MFS Inflation-Adjusted Bond Fund - Class I	184,966	1,664,691
MFS Limited Maturity Fund - Class I	952,346	5,542,655
MFS Money Market Fund	2,808,618	2,808,618
MFS Research Bond Fund - Class I	635,662	5,504,836
MFS Research Fund - Class I	181,388	3,350,228
MFS Research International Fund - Class I	46,740	532,368
MFS Value Fund - Class I	182,470	3,351,972
Total Mutual Funds (Identified Cost, $32,415,259)		$27,780,215

Repurchase Agreements - 0.7%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $189,002 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$189,000	$189,000
Total Investments (Identified Cost, $32,604,259)		$27,969,215

Other Assets, Less Liabilities - (0.3)%		(91,124)
Net Assets - 100.0%		$27,878,091

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	537,234	$7,591,110
MFS Government Securities Fund - Class I	548,040	5,200,900
MFS High Income Fund - Class I	1,248,925	3,184,759
MFS International New Discovery Fund - Class I	87,540	1,210,683
MFS Mid Cap Growth Fund - Class I (a)	734,247	4,339,401
MFS Mid Cap Value Fund - Class I	530,366	4,417,953
MFS Money Market Fund	1,984,548	1,984,548
MFS Research Bond Fund - Class I	1,195,434	10,352,463
MFS Research Fund - Class I	454,496	8,394,546
MFS Research International Fund - Class I	656,848	7,481,504
MFS Value Fund - Class I	522,384	9,596,194
Total Mutual Funds (Identified Cost, $86,898,790)		$63,754,061

Repurchase Agreements - 0.1%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $82,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$82,000	$82,000
Total Investments (Identified Cost, $86,980,790)		$63,836,061

Other Assets, Less Liabilities - 0.1%		32,232
Net Assets - 100.0%		$63,868,293

MFS LIFETIME 2030 FUND

Mutual Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	491,323	$6,942,395
MFS Government Securities Fund - Class I	66,136	627,633
MFS High Income Fund - Class I	222,395	567,107
MFS International New Discovery Fund - Class I	227,188	3,142,013
MFS Mid Cap Growth Fund - Class I (a)	844,250	4,989,518
MFS Mid Cap Value Fund - Class I	608,323	5,067,329
MFS New Discovery Fund - Class I	106,547	1,315,853
MFS Research Bond Fund - Class I	138,978	1,203,548
MFS Research Fund - Class I	204,760	3,781,913
MFS Research International Fund - Class I	378,309	4,308,938
MFS Value Fund - Class I	311,766	5,727,146
Total Mutual Funds (Identified Cost, $56,325,329)		$37,673,393

Repurchase Agreements - 0.6%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $212,003 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$212,000	$212,000
Total Investments (Identified Cost, $56,537,329)		$37,885,393

Other Assets, Less Liabilities - (0.3)%		(95,547)
Net Assets - 100.0%		$37,789,846

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Mutual Funds - 99.3%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	316,782	$4,476,126
MFS International New Discovery Fund - Class I	157,587	2,179,434
MFS Mid Cap Growth Fund - Class I (a)	551,733	3,260,745
MFS Mid Cap Value Fund - Class I	399,134	3,324,789
MFS New Discovery Fund - Class I	90,298	1,115,184
MFS Research Fund - Class I	121,063	2,236,031
MFS Research International Fund - Class I	192,441	2,191,905
MFS Value Fund - Class I	185,096	3,400,211
Total Mutual Funds (Identified Cost, $33,489,772)		$22,184,425

Repurchase Agreements - 0.6%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $136,002 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$136,000	$136,000
Total Investments (Identified Cost, $33,625,772)		$22,320,425

Other Assets, Less Liabilities - 0.1%		21,205
Net Assets - 100.0%		$22,341,630

Portfolio Footnotes:

(a)	Non-income producing security.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/08

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Assets
Investments –
Underlying Funds, at value (Identified cost, $19,440,755, $32,415,259, $86,898,790, $56,325,329, and $33,489,772, respectively)	$16,942,745	$27,780,215	$63,754,061	$37,673,393	$22,184,425
Repurchase agreements, at cost and value	53,000	189,000	82,000	212,000	136,000
Total investments, at value (identified cost, $19,493,755, $32,604,259, $86,980,790, $56,537,329, and $33,625,772, respectively)	$16,995,745	$27,969,215	$63,836,061	$37,885,393	$22,320,425
Cash	320	479	915	530	716
Receivable for investments sold	186,284	35,329	27,428	—	—
Receivable for fund shares sold	179,638	83,767	231,696	154,352	138,058
Dividends receivable	58,115	82,468	101,170	13,559	—
Receivable from investment adviser	21,483	24,238	12,151	18,887	20,535
Other assets	—	—	127	—	2
Total assets	$17,441,585	$28,195,496	$64,209,548	$38,072,721	$22,479,736

Liabilities
Distributions payable	$3,290	$—	$—	$—	$—
Payable for investments purchased	206,037	236,490	325,452	252,447	116,935
Payable for fund shares reacquired	322,845	77,128	11,965	25,988	18,094
Payable to affiliates
Shareholder servicing costs	259	238	96	351	278
Distribution and service fees	446	782	1,756	995	581
Administrative services fee	96	96	96	96	96
Payable for independent trustees’ compensation	50	35	22	22	39
Accrued expenses and other liabilities	3,400	2,636	1,868	2,976	2,083
Total liabilities	$536,423	$317,405	$341,255	$282,875	$138,106
Net assets	$16,905,162	$27,878,091	$63,868,293	$37,789,846	$22,341,630

Net assets consist of
Paid-in capital	$19,638,407	$31,964,629	$86,169,947	$56,702,550	$33,727,517
Unrealized appreciation (depreciation) on investments	(2,498,010)	(4,635,044)	(23,144,729)	(18,651,936)	(11,305,347)
Accumulated net realized gain (loss) on investments	(232,032)	(222,273)	(110,858)	(305,979)	(47,887)
Accumulated undistributed (distributions in excess of) net investment income	(3,203)	770,779	953,933	45,211	(32,653)
Net assets	$16,905,162	$27,878,091	$63,868,293	$37,789,846	$22,341,630

Statements of Assets and Liabilities – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net assets
Class A	$3,023,131	$4,745,248	$9,668,932	$4,305,249	$2,255,599
Class B	880,102	1,661,927	3,299,989	1,725,655	1,102,635
Class C	1,349,866	995,086	2,136,921	710,848	448,054
Class I	185,465	289,062	567,994	1,009,998	1,155,800
Class R1	794,121	2,419,119	6,354,114	3,983,904	2,040,955
Class R2	5,574,529	13,077,147	28,864,779	17,411,929	11,218,737
Class R3	5,047,462	4,636,401	12,925,303	8,596,063	4,077,449
Class R4	50,486	54,101	50,261	46,200	42,401
Total net assets	$16,905,162	$27,878,091	$63,868,293	$37,789,846	$22,341,630

Shares of beneficial interest outstanding
Class A	344,683	498,164	1,149,779	562,846	301,485
Class B	100,297	176,134	396,485	228,169	148,896
Class C	153,824	105,687	257,681	93,798	60,678
Class I	21,129	30,172	67,131	131,258	153,568
Class R1	90,451	257,763	766,723	528,071	276,476
Class R2	635,227	1,381,564	3,449,334	2,289,805	1,506,723
Class R3	575,562	486,672	1,535,905	1,124,584	545,101
Class R4	5,750	5,653	5,946	6,009	5,636
Total shares of beneficial interest outstanding	1,926,923	2,941,809	7,628,984	4,964,540	2,998,563

Class A shares Net asset value per share (net assets/shares of beneficial interest outstanding)	$8.77	$9.53	$8.41	$7.65	$7.48
Offering price per share (100/94.25 × net asset value per share)	$9.31	$10.11	$8.92	$8.12	$7.94

Class B shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$8.77	$9.44	$8.32	$7.56	$7.41

Class C shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$8.78	$9.42	$8.29	$7.58	$7.38

Class I shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.78	$9.58	$8.46	$7.69	$7.53

Class R1 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.78	$9.39	$8.29	$7.54	$7.38

Class R2 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.78	$9.47	$8.37	$7.60	$7.45

Class R3 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.77	$9.53	$8.42	$7.64	$7.48

Class R4 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.78	$9.57	$8.45	$7.69	$7.52

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/08

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net investment income (loss)
Dividends from underlying funds	$354,078	$527,505	$741,156	$145,305	$36,789
Interest	488	1,609	3,104	1,828	1,789
Total investment income	$354,566	$529,114	$744,260	$147,133	$38,578
Expenses
Distribution and service fees	$42,303	$77,153	$198,566	$118,923	$66,365
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent trustees’ compensation	776	794	1,781	827	791
Custodian fee	6,702	2,959	6,053	4,674	3,312
Shareholder communications	3,285	4,577	9,991	8,113	7,370
Auditing fees	14,770	14,770	14,770	14,770	14,770
Legal fees	346	527	832	925	236
Registration fees	46,868	50,613	43,191	45,153	45,549
Miscellaneous	5,641	5,756	6,599	6,243	5,773
Total expenses	$129,514	$165,972	$290,606	$208,451	$152,989
Fees paid indirectly	(5)	—	—	(5)	(51)
Reduction of expenses by investment adviser	(77,801)	(73,155)	(53,241)	(65,032)	(72,815)
Net expenses	$51,708	$92,817	$237,365	$143,414	$80,123
Net investment income (loss)	$302,858	$436,297	$506,895	$3,719	$(41,545)

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(213,222)	$(229,689)	$(877,326)	$(1,073,657)	$(541,149)
Capital gain distributions from underlying funds	—	38,338	494,886	503,673	293,235
Net realized gain (loss) on investments	$(213,222)	$(191,351)	$(382,440)	$(569,984)	$(247,914)
Change in unrealized appreciation (depreciation)
Investments	$(2,321,285)	$(4,478,942)	$(22,197,255)	$(17,395,268)	$(10,625,516)
Net realized and unrealized gain (loss) on investments	$(2,534,507)	$(4,670,293)	$(22,579,695)	$(17,965,252)	$(10,873,430)
Change in net assets from operations	$(2,231,649)	$(4,233,996)	$(22,072,800)	$(17,961,533)	$(10,914,975)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Six months ended 10/31/08

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income (loss)	$302,858	$436,297	$506,895	$3,719	$(41,545)
Net realized gain (loss) on investments	(213,222)	(191,351)	(382,440)	(569,984)	(247,914)
Net unrealized gain (loss) on investments	(2,321,285)	(4,478,942)	(22,197,255)	(17,395,268)	(10,625,516)
Change in net assets from operations	$(2,231,649)	$(4,233,996)	$(22,072,800)	$(17,961,533)	$(10,914,975)

Distributions declared to shareholders
From net investment income
Class A	$(58,369)	$—	$—	$—	$—
Class B	(11,671)	—	—	—	—
Class C	(15,131)	—	—	—	—
Class I	(3,989)	—	—	—	—
Class R1	(9,899)	—	—	—	—
Class R2	(104,681)	—	—	—	—
Class R3	(98,525)	—	—	—	—
Class R4	(2,003)	—	—	—	—
Total distributions declared to shareholders	$(304,268)	$—	$—	$—	$—
Change in net assets from fund share transactions	$1,097,716	$1,755,202	$9,211,913	$4,098,494	$5,132,946
Total change in net assets	$(1,438,201)	$(2,478,794)	$(12,860,887)	$(13,863,039)	$(5,782,029)

Net assets
At beginning of period	18,343,363	30,356,885	76,729,180	51,652,885	28,123,659
At end of period	$16,905,162	$27,878,091	$63,868,293	$37,789,846	$22,341,630
Accumulated undistributed (distributions in excess of) net investment income	$(3,203)	$770,779	$953,933	$45,211	$(32,653)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$545,136	$709,412	$986,563	$186,152	$47,402
Net realized gain (loss) on investments	215,500	376,912	2,637,028	2,336,462	1,346,237
Net unrealized gain (loss) on investments	(353,784)	(609,242)	(3,706,472)	(3,357,281)	(1,861,135)
Change in net assets from operations	$406,852	$477,082	$(82,881)	$(834,667)	$(467,496)

Distributions declared to shareholders
From net investment income
Class A	$(99,908)	$(84,239)	$(195,427)	$(87,990)	$(42,314)
Class B	(25,734)	(13,379)	(64,471)	(20,951)	(15,234)
Class C	(30,070)	(15,680)	(39,149)	(8,044)	(12,104)
Class I	(4,656)	(18,903)	(21,448)	(18,057)	(26,129)
Class R1	(37,636)	(25,680)	(126,499)	(37,836)	(17,776)
Former Class R2 (b)	(24,308)	(79,054)	(120,863)	(102,286)	(30,658)
Class R2 (formerly Class R3)	(133,091)	(154,404)	(357,503)	(193,223)	(86,053)
Class R3 (formerly Class R4)	(196,494)	(127,682)	(306,748)	(167,402)	(72,071)
Class R4 (formerly Class R5)	(5,626)	(13,308)	(39,965)	(31,180)	(20,731)
From net realized gain on investments
Class A	(39,482)	(52,075)	(260,537)	(205,435)	(119,794)
Class B	(8,360)	(11,088)	(116,796)	(69,745)	(61,637)
Class C	(11,942)	(11,890)	(61,502)	(24,897)	(33,773)
Class I	(1,909)	(10,345)	(24,954)	(35,480)	(58,740)
Class R1	(15,392)	(19,310)	(190,920)	(112,908)	(63,374)
Former Class R2 (b)	(8,258)	(48,245)	(172,194)	(231,170)	(88,231)
Class R2 (formerly Class R3)	(45,558)	(98,925)	(509,088)	(483,469)	(256,406)
Class R3 (formerly Class R4)	(71,268)	(81,533)	(418,518)	(400,668)	(193,095)
Class R4 (formerly Class R5)	(1,067)	(7,401)	(47,274)	(62,478)	(47,655)
Total distributions declared to shareholders	$(760,759)	$(873,141)	$(3,073,856)	$(2,293,219)	$(1,245,775)
Change in net assets from fund share transactions	$11,740,556	$16,740,424	$39,482,978	$30,289,159	$16,501,449
Total change in net assets	$11,386,649	$16,344,365	$36,326,241	$27,161,273	$14,788,178

Net assets
At beginning of period	6,956,714	14,012,520	40,402,939	24,491,612	13,335,481
At end of period	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659
Accumulated undistributed (distributions in excess of) net investment income	$(1,793)	$334,482	$447,038	$41,492	$8,892

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$10.09		$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	(1.32)		(0.13)	0.36	(0.02	)(g)
Total from investment operations	$(1.15)		$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$8.77		$10.09	$10.36	$10.00
Total return (%) (r)(t)	(11.56	)(n)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.46	0.45	0.45	(a)
Net investment income	3.40	(a)	4.01	3.79	3.87	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$3,023		$3,397	$1,954	$724

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$10.09		$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	(1.32)		(0.15)	0.37	(0.01	)(g)
Total from investment operations	$(1.18)		$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$8.77		$10.09	$10.36	$10.00
Total return (%) (r)(t)	(11.85	)(n)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.96	(a)	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.11	1.10	1.10	(a)
Net investment income	2.75	(a)	3.41	3.14	3.21	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$880		$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$10.10		$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	(1.31)		(0.14)	0.38	0.00	(w)
Total from investment operations	$(1.18)		$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$8.78		$10.10	$10.36	$10.00
Total return (%) (r)(t)	(11.84	)(n)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97	(a)	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.11	1.10	1.10	(a)
Net investment income	2.73	(a)	3.40	3.09	3.14	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$1,350		$1,034	$778	$379

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$10.10		$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	(1.31)		(0.08)	0.38	(0.01	)(g)
Total from investment operations	$(1.13)		$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.19)		$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$8.78		$10.10	$10.36	$10.00
Total return (%) (r)	(11.39	)(n)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	(a)	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.11	0.10	0.10	(a)
Net investment income	3.75	(a)	4.16	4.14	4.24	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$185		$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$10.10		$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	(1.32)		(0.17)	0.35	0.00	(w)
Total from investment operations	$(1.18)		$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$8.78		$10.10	$10.35	$10.00
Total return (%) (r)	(11.84	)(n)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97	(a)	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.19	1.20	1.20	(a)
Net investment income	2.77	(a)	3.57	3.04	3.15	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$794		$645	$1,162	$127

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$10.09		$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	(1.31)		(0.13)	0.34	0.01
Total from investment operations	$(1.15)		$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.16)		$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$8.78		$10.09	$10.36	$10.00
Total return (%) (r)	(11.53	)(n)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	(a)	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.69	0.75	0.75	(a)
Net investment income	3.25	(a)	3.76	3.50	3.54	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$5,575		$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$10.09		$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(1.32)		(0.16)	0.38	0.00	(g)(w)
Total from investment operations	$(1.15)		$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$8.77		$10.09	$10.35	$10.00
Total return (%) (r)	(11.51	)(n)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.45	0.50	0.50	(a)
Net investment income	3.50	(a)	4.14	3.62	3.84	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$5,047		$5,616	$660	$53

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$10.10		$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	(1.32)		(0.14)	0.38	0.00	(w)
Total from investment operations	$(1.13)		$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	—		(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.19)		$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$8.78		$10.10	$10.37	$10.00
Total return (%) (r)	(11.39	)(n)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.16	0.20	0.20	(a)
Net investment income	3.76	(a)	4.28	4.04	4.14	(a)
Portfolio turnover	13		61	22	14
Net assets at end of period (000 Omitted)	$50		$172	$55	$51

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$10.98		$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	(1.61)		(0.07)	0.56	0.29
Total from investment operations	$(1.45)		$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$9.53		$10.98	$11.08	$10.39
Total return (%) (r)(t)	(13.21	)(n)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	(a)	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.45	0.45	0.45	(a)
Net investment income	3.00	(a)	3.42	3.25	2.96	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$4,745		$5,308	$3,058	$468

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$10.91		$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	(1.59)		(0.07)	0.54	0.29
Total from investment operations	$(1.47)		$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$9.44		$10.91	$11.02	$10.37
Total return (%) (r)(t)	(13.47	)(n)	2.01	7.99	4.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.59	(a)	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income	2.36	(a)	2.75	2.59	2.32	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$1,662		$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$10.89		$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	(1.60)		(0.09)	0.56	0.29
Total from investment operations	$(1.47)		$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$9.42		$10.89	$11.02	$10.37
Total return (%) (r)(t)	(13.50	)(n)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.59	(a)	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income	2.37	(a)	2.80	2.60	2.33	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$995		$946	$522	$96

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$11.02		$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(1.62)		(0.09)	0.57	0.27
Total from investment operations	$(1.44)		$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$9.58		$11.02	$11.11	$10.41
Total return (%) (r)	(13.07	)(n)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	(a)
Net investment income	3.35	(a)	3.81	3.53	3.26	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$289		$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$10.85		$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	(1.58)		(0.08)	0.55	0.29
Total from investment operations	$(1.46)		$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$9.39		$10.85	$10.99	$10.37
Total return (%) (r)	(13.46	)(n)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.58	(a)	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.17	1.20	1.20	(a)
Net investment income	2.36	(a)	2.65	2.53	2.21	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$2,419		$2,442	$829	$86

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$10.92		$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	(1.60)		(0.07)	0.54	0.31
Total from investment operations	$(1.45)		$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$9.47		$10.92	$11.04	$10.38
Total return (%) (r)	(13.28	)(n)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.68	0.75	0.75	(a)
Net investment income	2.86	(a)	3.21	2.94	2.71	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$13,077		$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$10.98		$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	(1.62)		(0.09)	0.54	0.25
Total from investment operations	$(1.45)		$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$9.53		$10.98	$11.07	$10.39
Total return (%) (r)	(13.21	)(n)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.45	0.50	0.50	(a)
Net investment income	3.08	(a)	3.44	3.14	3.08	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$4,636		$5,796	$4,685	$549

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$11.01		$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	(1.62)		(0.10)	0.57	0.29
Total from investment operations	$(1.44)		$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	—		(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$9.57		$11.01	$11.11	$10.40
Total return (%) (r)	(13.08	)(n)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.15	0.20	0.20	(a)
Net investment income	3.34	(a)	3.84	3.46	3.22	(a)
Portfolio turnover	19		22	27	3
Net assets at end of period (000 Omitted)	$54		$582	$57	$52

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$11.36		$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	(3.03)		(0.15)	1.03	0.92
Total from investment operations	$(2.95)		$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$8.41		$11.36	$11.85	$10.85
Total return (%) (r)(t)	(25.97	)(n)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.45	0.45	0.45	(a)
Net investment income	1.48	(a)	1.86	1.63	1.34	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$9,669		$10,843	$8,188	$2,718

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$11.28		$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	(3.00)		(0.15)	1.02	0.90
Total from investment operations	$(2.96)		$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$8.32		$11.28	$11.79	$10.82
Total return (%) (r)(t)	(26.24	)(n)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income	0.83	(a)	1.23	1.01	0.84	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$3,300		$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$11.24		$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	(2.99)		(0.16)	1.01	0.91
Total from investment operations	$(2.95)		$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$8.29		$11.24	$11.78	$10.83
Total return (%) (r)(t)	(26.25	)(n)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income	0.82	(a)	1.31	1.07	0.96	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$2,137		$2,529	$1,148	$143

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$11.41		$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	(3.05)		(0.17)	1.04	0.93
Total from investment operations	$(2.95)		$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$8.46		$11.41	$11.90	$10.87
Total return (%) (r)	(25.85	)(n)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	(a)
Net investment income	1.87	(a)	2.32	1.97	1.60	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$568		$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$11.23		$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(2.98)		(0.16)	1.02	0.92
Total from investment operations	$(2.94)		$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$8.29		$11.23	$11.78	$10.83
Total return (%) (r)	(26.18	)(n)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.17	1.20	1.20	(a)
Net investment income	0.83	(a)	1.22	0.90	0.58	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$6,354		$8,935	$2,549	$549

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$11.31		$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	(3.01)		(0.15)	1.03	0.91
Total from investment operations	$(2.94)		$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$8.37		$11.31	$11.83	$10.84
Total return (%) (r)	(25.99	)(n)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.69	0.75	0.75	(a)
Net investment income	1.35	(a)	1.63	1.36	1.28	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$28,865		$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$11.36		$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	(3.02)		(0.15)	1.01	0.89
Total from investment operations	$(2.94)		$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$8.42		$11.36	$11.85	$10.86
Total return (%) (r)	(25.88	)(n)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.45	0.50	0.50	(a)
Net investment income	1.54	(a)	1.87	1.67	1.63	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$12,925		$16,151	$11,326	$1,480

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$11.40		$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	(3.06)		(0.17)	1.04	0.91
Total from investment operations	$(2.95)		$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	—		(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$8.45		$11.40	$11.90	$10.87
Total return (%) (r)	(25.88	)(n)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.15	0.20	0.20	(a)
Net investment income	1.85	(a)	2.36	1.88	1.87	(a)
Portfolio turnover	12		15	7	4
Net assets at end of period (000 Omitted)	$50		$2,283	$62	$55

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008		2007		2006 (c)
Class A
Net asset value, beginning of period	$11.41		$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	(3.77)		(0.24)		1.20		1.25
Total from investment operations	$(3.76)		$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	—		(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$7.65		$11.41		$12.24		$11.10
Total return (%) (r)(t)	(32.95	)(n)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.45		0.45		0.45	(a)
Net investment income	0.11	(a)	0.60		0.63		0.20	(a)
Portfolio turnover	12		14		17		4
Net assets at end of period (000 Omitted)	$4,305		$5,917		$4,758		$686

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008		2007		2006 (c)
Class B
Net asset value, beginning of period	$11.32		$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	(3.72)		(0.25)		1.19		1.25
Total from investment operations	$(3.76)		$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	—		(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$7.56		$11.32		$12.17		$11.07
Total return (%) (r)(t)	(33.22	)(n)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10		1.10		1.10	(a)
Net investment loss	(0.70	)(a)	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	12		14		17		4
Net assets at end of period (000 Omitted)	$1,726		$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008		2007	2006 (c)
Class C
Net asset value, beginning of period	$11.34		$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	(3.73)		(0.25)		1.20	1.24
Total from investment operations	$(3.76)		$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	—		(0.46)		(0.01)	—
Total distributions declared to shareholders	$—		$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$7.58		$11.34		$12.20	$11.08
Total return (%) (r)(t)	(33.16	)(n)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10		1.10	1.10	(a)
Net investment loss	(0.65	)(a)	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	12		14		17	4
Net assets at end of period (000 Omitted)	$711		$801		$450	$114

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$11.46		$12.29	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(3.79)		(0.24)	1.22	1.25
Total from investment operations	$(3.77)		$(0.14)	$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.14)	$(0.17)
From net realized gain on investments	—		(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.69)	$(0.15)	$(0.17)
Net asset value, end of period	$7.69		$11.46	$12.29	$11.12
Total return (%) (r)	(32.90	)(n)	(1.35)	11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.52	1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	(a)
Net investment income	0.41	(a)	0.86	0.91	0.67	(a)
Portfolio turnover	12		14	17	4
Net assets at end of period (000 Omitted)	$1,010		$1,308	$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$11.29		$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	(3.72)		(0.26)	1.20	1.25
Total from investment operations	$(3.75)		$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	—		(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$7.54		$11.29	$12.17	$11.08
Total return (%) (r)	(33.22	)(n)	(2.42)	10.72	12.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.17	1.20	1.20	(a)
Net investment loss	(0.53	)(a)	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	12		14	17	4
Net assets at end of period (000 Omitted)	$3,984		$5,671	$1,330	$306

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$11.35		$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(3.75)		(0.26)	1.19	1.23
Total from investment operations	$(3.75)		$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	—		(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$7.60		$11.35	$12.20	$11.09
Total return (%) (r)	(33.04	)(n)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.68	0.75	0.75	(a)
Net investment income	0.01	(a)	0.42	0.35	0.10	(a)
Portfolio turnover	12		14	17	4
Net assets at end of period (000 Omitted)	$17,412		$21,426	$5,980	$331

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$11.40		$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	(3.78)		(0.25)	1.18	1.24
Total from investment operations	$(3.76)		$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	—		(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$7.64		$11.40	$12.23	$11.10
Total return (%) (r)	(32.98	)(n)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.45	0.50	0.50	(a)
Net investment income	0.37	(a)	0.61	0.69	0.33	(a)
Portfolio turnover	12		14	17	4
Net assets at end of period (000 Omitted)	$8,596		$12,012	$8,198	$354

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$11.44		$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	(3.77)		(0.28)	1.21	1.24
Total from investment operations	$(3.75)		$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	—		(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$7.69		$11.44	$12.28	$11.12
Total return (%) (r)	(32.78	)(n)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.15	0.20	0.20	(a)
Net investment income	0.30	(a)	1.12	0.85	0.71	(a)
Portfolio turnover	12		14	17	4
Net assets at end of period (000 Omitted)	$46		$2,321	$63	$56

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$11.37		$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(3.88)		(0.27)	1.27	1.26
Total from investment operations	$(3.89)		$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$7.48		$11.37	$12.27	$11.10
Total return (%) (r)(t)	(34.21	)(n)	(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	(a)	1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.45	0.45	0.45	(a)
Net investment income (loss)	(0.18	)(a)	0.34	0.38	0.10	(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$2,256		$2,978	$3,420	$599

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$11.29		$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	(3.84)		(0.28)	1.24	1.27
Total from investment operations	$(3.88)		$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$7.41		$11.29	$12.21	$11.08
Total return (%) (r)(t)	(34.37	)(n)	(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment loss	(0.83	)(a)	(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$1,103		$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$11.26		$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	(3.84)		(0.31)	1.25	1.25
Total from investment operations	$(3.88)		$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$7.38		$11.26	$12.23	$11.08
Total return (%) (r)(t)	(34.46	)(n)	(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income (loss)	(0.85	)(a)	0.06	(0.31)	(0.26	)(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$448		$964	$212	$86

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$11.42		$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	(3.90)		(0.28)	1.27	1.25
Total from investment operations	$(3.89)		$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$7.53		$11.42	$12.32	$11.12
Total return (%) (r)	(34.06	)(n)	(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	(a)
Net investment income	0.18	(a)	0.76	0.71	0.62	(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$1,156		$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$11.26		$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	(3.84)		(0.27)	1.26	1.25
Total from investment operations	$(3.88)		$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$7.38		$11.26	$12.20	$11.08
Total return (%) (r)	(34.46	)(n)	(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.17	1.20	1.20	(a)
Net investment loss	(0.82	)(a)	(0.36)	(0.42)	(0.42	)(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$2,041		$2,645	$752	$127

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$11.32		$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	(3.85)		(0.28)	1.26	1.25
Total from investment operations	$(3.87)		$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$7.45		$11.32	$12.24	$11.10
Total return (%) (r)	(34.19	)(n)	(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.68	0.75	0.75	(a)
Net investment income (loss)	(0.31	)(a)	0.16	0.03	0.08	(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$11,219		$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$11.36		$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(3.88)		(0.28)	1.25	1.24
Total from investment operations	$(3.88)		$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$7.48		$11.36	$12.27	$11.11
Total return (%) (r)	(34.15	)(n)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.45	0.50	0.50	(a)
Net investment income (loss)	(0.08	)(a)	0.40	0.39	0.38	(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$4,077		$5,358	$2,371	$169

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
			2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$11.41		$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	(3.90)		(0.29)	1.26	1.25
Total from investment operations	$(3.89)		$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	—		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$7.52		$11.41	$12.31	$11.12
Total return (%) (r)	(34.09	)(n)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.15	0.20	0.20	(a)
Net investment income	0.23	(a)	0.87	0.60	0.67	(a)
Portfolio turnover	9		11	11	33
Net assets at end of period (000 Omitted)	$42		$1,455	$63	$56

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standards to the funds, and has not at this time determined the impact, resulting from the adoption of these Standards on the fund’s financial statements.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by a third party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by a third party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third party source. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the funds’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the funds’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the funds’ net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the funds’ net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the funds’ foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the funds’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the funds’ net asset value may differ from quoted or published prices for the same investments.

Each fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds’ assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the funds’ assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Lifetime Retirement Income Fund
Investments in Securities	$16,942,745	$53,000	$—	$16,995,745
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2010 Fund
Investments in Securities	$27,780,215	$189,000	$—	$27,969,215
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2020 Fund
Investments in Securities	$63,754,061	$82,000	$—	$63,836,061
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2030 Fund
Investments in Securities	$37,673,393	$212,000	$—	$37,885,393
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2040 Fund
Investments in Securities	$22,184,425	$136,000	$—	$22,320,425
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. Each fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the funds is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2008, is shown as a reduction of total expenses on the Statement of Operations. MFS Lifetime 2010 Fund and MFS Lifetime 2020 Fund’s custody fees were not reduced during the period.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the funds’ financial statements. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

Tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$557,523	$532,329	$1,272,073	$666,969	$323,070
Long-term capital gain	203,236	340,812	1,801,783	1,626,250	922,705
Total distributions	$760,759	$873,141	$3,073,856	$2,293,219	$1,245,775

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Cost of investments	$19,589,210	$32,676,027	$87,181,855	$56,848,590	$33,732,069
Gross appreciation	$3,733	$—	$—	$—	$—
Gross depreciation	(2,597,198)	(4,706,812)	(23,345,794)	(18,963,197)	(11,411,644)
Net unrealized appreciation (depreciation)	$(2,593,465)	$(4,706,812)	$(23,345,794)	$(18,963,197)	$(11,411,644)

As of 4/30/08
Undistributed ordinary income	$51,568	$334,482	$447,038	$41,492	$8,892
Undistributed long-term capital gain	71,420	41,176	478,323	575,266	306,324
Other temporary differences	(48,136)	(330)	(5,676)	—	—
Net unrealized appreciation (depreciation)	(272,180)	(227,870)	(1,148,539)	(1,567,929)	(786,128)

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Retirement income fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2009. For the six months ended October 31, 2008, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$77,749	$73,068	$53,020	$64,890	$72,736

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2008, as its portion of the initial sales charge on sales of Class A shares of each fund.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$1,308	$4,489	$6,439	$2,628	$10,630

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.10%	0.25%	0.35%	0.35%	$5,971
Lifetime 2010 Fund	0.10%	0.25%	0.35%	0.35%	9,185
Lifetime 2020 Fund	0.10%	0.25%	0.35%	0.35%	19,408
Lifetime 2030 Fund	0.10%	0.25%	0.35%	0.35%	9,769
Lifetime 2040 Fund	0.10%	0.25%	0.35%	0.35%	4,888

	Class B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$4,219
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	8,347
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	21,012
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	11,045
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	7,605

Notes to Financial Statements (unaudited) – continued

	Class C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$5,468
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	4,973
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	12,619
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	4,205
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	2,971

	Class R1
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$3,568
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	13,093
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	44,295
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	27,016
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	13,340

	Class R2
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$16,062
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	34,819
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	80,192
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	52,848
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	30,844

	Class R3
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$7,015
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	6,736
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	21,040
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	14,040
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	6,717

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Distributions and Service Fees	$42,303	$77,153	$198,566	$118,923	$66,365

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% annual Class A distribution fee will be eliminated for all funds.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

CDSC Imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Class A	$—	$—	$—	$15	$4
Class B	1,265	1,237	3,427	1,628	2,458
Class C	150	4	211	230	35

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS may receive payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2008, the funds did not pay any expense to MFSC.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion

Notes to Financial Statements (unaudited) – continued

of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to the following annual effective rates of each fund’s average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
0.0959%	0.0576%	0.0229%	0.0363%	0.0644%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statement of Operations were:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$64	$107	$271	$173	$97

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$52	$87	$221	$142	$79

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Purchases	$3,477,692	$7,788,322	$19,568,283	$10,326,239	$7,759,570
Sales	$2,348,686	$5,630,766	$9,106,156	$5,724,688	$2,519,861

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Six months ended 10/31/08		Year ended 4/30/08		Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	95,695	$934,118	307,084	$3,165,815	104,216	$1,083,383	545,766	$6,047,548
Class B	34,666	334,082	51,287	524,465	50,121	511,083	108,798	1,189,173
Class C	73,660	690,212	49,728	511,292	32,493	338,817	52,198	580,301
Class I	5,227	49,265	15,823	163,138	2,859	30,274	66,852	768,664
Class R1	41,087	403,535	123,645	1,281,653	76,853	812,483	197,890	2,154,735
Former Class R2 (b)	—	—	101,204	1,040,535	—	—	406,457	4,545,368
Class R2	136,295	1,313,872	664,066	6,824,692	355,892	3,744,588	1,092,107	12,028,035
Class R3	89,090	836,377	989,154	10,116,109	259,337	2,761,567	305,363	3,384,482
Class R4	3,377	33,875	33,592	342,411	5,921	64,818	58,446	650,099
	479,097	$4,595,336	2,335,583	$23,970,110	887,692	$9,347,013	2,833,877	$31,348,405

Shares issued to shareholders in reinvestment of distributions
Class A	4,979	$48,076	11,286	$115,638	—	$—	11,777	$130,490
Class B	966	9,307	2,925	30,009	—	—	1,870	20,627
Class C	1,270	12,187	3,329	34,152	—	—	2,132	23,478
Class I	414	3,988	640	6,540	—	—	2,633	29,247
Class R1	1,020	9,788	5,146	52,957	—	—	4,097	44,990
Former Class R2 (b)	—	—	3,014	30,912	—	—	11,573	127,299
Class R2	10,823	104,589	17,437	178,457	—	—	22,988	253,328
Class R3	10,209	98,509	26,014	266,824	—	—	18,899	209,215
Class R4	186	1,829	652	6,693	—	—	1,866	20,709
	29,867	$288,273	70,443	$722,182	—	$—	77,835	$859,383

Shares reacquired
Class A	(92,726)	$(878,887)	(170,296)	$(1,754,922)	(89,425)	$(932,574)	(350,193)	$(3,899,175)
Class B	(11,770)	(115,004)	(38,616)	(394,604)	(18,637)	(190,634)	(27,446)	(302,773)
Class C	(23,559)	(217,080)	(25,682)	(262,871)	(13,682)	(139,726)	(14,818)	(162,964)
Class I	(4,610)	(40,185)	(2,876)	(29,585)	(19,912)	(189,291)	(71,370)	(806,131)
Class R1	(15,504)	(152,040)	(177,172)	(1,828,184)	(44,083)	(459,463)	(52,382)	(572,665)
Former Class R2 (b)	—	—	(136,682)	(1,388,919)	—	—	(494,664)	(5,398,258)
Class R2	(156,229)	(1,485,109)	(163,920)	(1,691,958)	(181,658)	(1,863,143)	(160,849)	(1,775,234)
Class R3	(80,538)	(750,458)	(522,157)	(5,371,343)	(300,620)	(3,246,527)	(219,630)	(2,411,912)
Class R4	(14,882)	(147,130)	(22,510)	(229,350)	(53,097)	(570,453)	(12,627)	(138,252)
	(399,818)	$(3,785,893)	(1,259,911)	$(12,951,736)	(721,114)	$(7,591,811)	(1,403,979)	$(15,467,364)

Net change
Class A	7,948	$103,307	148,074	$1,526,531	14,791	$150,809	207,350	$2,278,863
Class B	23,862	228,385	15,596	159,870	31,484	320,449	83,222	907,027
Class C	51,371	485,319	27,375	282,573	18,811	199,091	39,512	440,815
Class I	1,031	13,068	13,587	140,093	(17,053)	(159,017)	(1,885)	(8,220)
Class R1	26,603	261,283	(48,381)	(493,574)	32,770	353,020	149,605	1,627,060
Former Class R2 (b)	—	—	(32,464)	(317,472)	—	—	(76,634)	(725,591)
Class R2	(9,111)	(66,648)	517,583	5,311,191	174,234	1,881,445	954,246	10,506,129
Class R3	18,761	184,428	493,011	5,011,590	(41,283)	(484,960)	104,632	1,181,785
Class R4	(11,319)	(111,426)	11,734	119,754	(47,176)	(505,635)	47,685	532,556
	109,146	$1,097,716	1,146,115	$11,740,556	166,578	$1,755,202	1,507,733	$16,740,424

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/08		Year ended 4/30/08		Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	242,735	$2,492,372	1,006,334	$11,865,949	112,482	$1,112,485	539,190	$6,543,114
Class B	67,893	697,049	213,709	2,483,876	54,189	565,583	128,883	1,530,278
Class C	71,246	713,154	145,178	1,716,052	32,951	317,555	40,642	476,917
Class I	8,232	85,708	105,105	1,287,456	33,498	321,232	134,144	1,656,384
Class R1	231,168	2,458,873	779,387	8,966,851	123,933	1,276,576	525,074	5,946,229
Former Class R2 (b)	—	—	693,163	8,103,412	—	—	577,236	6,984,893
Class R2	1,069,824	10,985,039	2,288,467	26,427,719	689,620	6,976,501	1,809,683	21,323,994
Class R3	570,812	6,372,850	761,623	9,003,295	322,198	3,299,489	495,346	5,846,434
Class R4	17,349	197,181	217,854	2,545,380	58,745	647,450	202,783	2,414,689
	2,279,259	$24,002,226	6,210,820	$72,399,990	1,427,616	$14,516,871	4,452,981	$52,722,932

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	38,423	$449,552	—	$—	24,066	$286,865
Class B	—	—	14,830	172,619	—	—	7,650	90,651
Class C	—	—	6,540	75,859	—	—	2,211	26,239
Class I	—	—	3,956	46,402	—	—	4,480	53,537
Class R1	—	—	27,386	317,408	—	—	12,753	150,744
Former Class R2 (b)	—	—	25,198	293,057	—	—	28,140	333,456
Class R2	—	—	74,113	864,156	—	—	55,424	657,325
Class R3	—	—	61,989	725,266	—	—	47,737	568,070
Class R4	—	—	7,444	87,239	—	—	7,844	93,658
	—	$—	259,879	$3,031,558	—	$—	190,305	$2,260,545

Shares reacquired
Class A	(47,339)	$(477,658)	(781,105)	$(9,219,411)	(68,315)	$(719,445)	(433,176)	$(5,278,602)
Class B	(63,476)	(647,012)	(127,175)	(1,451,724)	(19,991)	(208,328)	(46,796)	(550,155)
Class C	(38,556)	(402,907)	(24,206)	(277,126)	(9,813)	(87,245)	(9,074)	(105,449)
Class I	(1,601)	(14,781)	(100,093)	(1,211,603)	(16,451)	(169,175)	(131,344)	(1,660,456)
Class R1	(259,976)	(2,455,264)	(227,560)	(2,519,744)	(98,233)	(922,943)	(144,713)	(1,620,985)
Former Class R2 (b)	—	—	(938,138)	(10,693,674)	—	—	(697,911)	(7,901,400)
Class R2	(349,237)	(3,550,536)	(521,256)	(6,013,770)	(287,523)	(2,917,699)	(467,520)	(5,543,722)
Class R3	(456,262)	(4,974,807)	(357,711)	(4,214,823)	(251,677)	(2,703,429)	(159,557)	(1,887,305)
Class R4	(211,677)	(2,267,348)	(30,199)	(346,695)	(255,643)	(2,690,113)	(12,862)	(146,244)
	(1,428,124)	$(14,790,313)	(3,107,443)	$(35,948,570)	(1,007,646)	$(10,418,377)	(2,102,953)	$(24,694,318)

Net change
Class A	195,396	$2,014,714	263,652	$3,096,090	44,167	$393,040	130,080	$1,551,377
Class B	4,417	50,037	101,364	1,204,771	34,198	357,255	89,737	1,070,774
Class C	32,690	310,247	127,512	1,514,785	23,138	230,310	33,779	397,707
Class I	6,631	70,927	8,968	122,255	17,047	152,057	7,280	49,465
Class R1	(28,808)	3,609	579,213	6,764,515	25,700	353,633	393,114	4,475,988
Former Class R2 (b)	—	—	(219,777)	(2,297,205)	—	—	(92,535)	(583,051)
Class R2	720,587	7,434,503	1,841,324	21,278,105	402,097	4,058,802	1,397,587	16,437,597
Class R3	114,550	1,398,043	465,901	5,513,738	70,521	596,060	383,526	4,527,199
Class R4	(194,328)	(2,070,167)	195,099	2,285,924	(196,898)	(2,042,663)	197,765	2,362,103
	851,135	$9,211,913	3,363,256	$39,482,978	419,970	$4,098,494	2,540,333	$30,289,159

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund
	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	76,553	$757,686	317,514	$3,875,039
Class B	21,275	206,290	77,581	930,393
Class C	20,816	197,472	75,733	919,077
Class I	41,744	415,367	166,025	2,095,780
Class R1	71,218	722,434	185,155	2,118,438
Former Class R2 (b)	—	—	282,246	3,291,817
Class R2	631,486	6,210,129	886,542	10,288,992
Class R3	161,373	1,698,149	373,353	4,501,956
Class R4	12,039	137,312	127,135	1,527,690
	1,036,504	$10,344,839	2,491,284	$29,549,182

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	13,122	$156,153
Class B	—	—	6,068	71,911
Class C	—	—	3,551	41,942
Class I	—	—	7,108	84,869
Class R1	—	—	6,871	81,150
Former Class R2 (b)	—	—	10,041	118,889
Class R2	—	—	28,072	332,938
Class R3	—	—	22,302	265,165
Class R4	—	—	5,732	68,386
	—	$—	102,867	$1,221,403

Shares reacquired
Class A	(37,024)	$(402,745)	(347,477)	$(4,267,131)
Class B	(17,524)	(165,009)	(30,522)	(350,723)
Class C	(45,815)	(511,413)	(10,968)	(130,186)
Class I	(21,111)	(169,990)	(121,700)	(1,549,015)
Class R1	(29,767)	(282,803)	(18,616)	(210,226)
Former Class R2 (b)	—	—	(348,431)	(3,968,426)
Class R2	(146,151)	(1,383,798)	(195,722)	(2,246,095)
Class R3	(87,806)	(896,390)	(117,384)	(1,421,947)
Class R4	(133,927)	(1,399,745)	(10,486)	(125,387)
	(519,125)	$(5,211,893)	(1,201,306)	$(14,269,136)

Net change
Class A	39,529	$354,941	(16,841)	$(235,939)
Class B	3,751	41,281	53,127	651,581
Class C	(24,999)	(313,941)	68,316	830,833
Class I	20,633	245,377	51,433	631,634
Class R1	41,451	439,631	173,410	1,989,362
Former Class R2 (b)	—	—	(56,144)	(557,720)
Class R2	485,335	4,826,331	718,892	8,375,835
Class R3	73,567	801,759	278,271	3,345,174
Class R4	(121,888)	(1,262,433)	122,381	1,470,689
	517,379	$5,132,946	1,392,845	$16,501,449

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, each fund’s commitment fee and interest expense was equal to the following and is included in the miscellaneous expense on the Statements of Operations.

	Liftetime Retirement Income Fund	Liftetime 2010 Fund	Liftetime 2020 Fund	Liftetime 2030 Fund	Liftetime 2040 Fund
Commitment Fee	$36	$59	$154	$100	$54
Interest Expense	$—	$—	$—	$—	$—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the following to be affiliated issuers:

	MFS Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Floating Rate High Income Fund	203,790	49,262	(13,681)	239,371
MFS Government Securities Fund	189,094	19,012	(29,537)	178,569
MFS Inflation-Adjusted Bond Fund	178,359	29,211	(20,653)	186,917
MFS Limited Maturity Fund	586,253	66,350	(70,209)	582,394
MFS Money Market Fund	1,832,619	164,556	(302,385)	1,694,790
MFS Research Bond Fund	376,036	51,675	(36,419)	391,292
MFS Research Fund	70,143	36,255	(14,388)	92,010
MFS Value Fund	72,304	36,167	(15,994)	92,477

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Floating Rate High Income Fund	$(15,964)	$—	$46,864	$1,694,745
MFS Government Securities Fund	5,268	—	42,572	1,694,618
MFS Inflation-Adjusted Bond Fund	8,640	—	44,911	1,682,249
MFS Limited Maturity Fund	(23,301)	—	88,002	3,389,531
MFS Money Market Fund	—	—	20,006	1,694,790
MFS Research Bond Fund	(22,591)	—	95,850	3,388,586
MFS Research Fund	(58,803)	—	—	1,699,427
MFS Value Fund	(106,471)	—	15,873	1,698,799
	$(213,222)	$—	$354,078	$16,942,745

	MFS Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	35,428	9,223	(6,346)	38,305
MFS Floating Rate High Income Fund	173,851	84,785	(18,996)	239,640
MFS Government Securities Fund	312,050	60,069	(78,448)	293,671
MFS Inflation-Adjusted Bond Fund	152,225	58,000	(25,259)	184,966
MFS Limited Maturity Fund	969,051	186,629	(203,334)	952,346
MFS Money Market Fund	3,033,129	486,319	(710,830)	2,808,618
MFS Research Bond Fund	620,272	141,010	(125,620)	635,662
MFS Research Fund	144,365	57,157	(20,134)	181,388
MFS Research International Fund	37,589	15,705	(6,554)	46,740
MFS Value Fund	148,932	55,823	(22,285)	182,470

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2010 Fund
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(7,795)	$38,338	$—	$541,256
MFS Floating Rate High Income Fund	(20,152)	—	43,897	1,696,654
MFS Government Securities Fund	16,116	—	70,768	2,786,937
MFS Inflation-Adjusted Bond Fund	11,944	—	42,069	1,664,691
MFS Limited Maturity Fund	(50,480)	—	146,071	5,542,655
MFS Money Market Fund	—	—	33,324	2,808,618
MFS Research Bond Fund	(56,306)	—	159,178	5,504,836
MFS Research Fund	(11,537)	—	—	3,350,228
MFS Research International Fund	(20,243)	—	—	532,368
MFS Value Fund	(91,236)	—	32,198	3,351,972
	$(229,689)	$38,338	$527,505	$27,780,215

	MFS Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	457,330	118,347	(38,443)	537,234
MFS Government Securities Fund	595,953	151,710	(199,623)	548,040
MFS High Income Fund	1,065,664	332,750	(149,489)	1,248,925
MFS International New Discovery Fund	76,875	17,330	(6,665)	87,540
MFS Mid Cap Growth Fund	567,238	206,849	(39,840)	734,247
MFS Mid Cap Value Fund	445,651	116,429	(31,714)	530,366
MFS Money Market Fund	1,968,222	553,866	(537,540)	1,984,548
MFS Research Bond Fund	1,185,579	308,864	(299,009)	1,195,434
MFS Research Fund	367,469	106,487	(19,460)	454,496
MFS Research International Fund	487,213	199,072	(29,437)	656,848
MFS Value Fund	451,649	99,825	(29,090)	522,384

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(100,839)	$494,886	$—	$7,591,110
MFS Government Securities Fund	39,318	—	141,051	5,200,900
MFS High Income Fund	(94,617)	—	157,990	3,184,759
MFS International New Discovery Fund	(55,368)	—	—	1,210,683
MFS Mid Cap Growth Fund	(28,401)	—	—	4,339,401
MFS Mid Cap Value Fund	(116,018)	—	—	4,417,953
MFS Money Market Fund	—	—	23,848	1,984,548
MFS Research Bond Fund	(176,289)	—	316,951	10,352,463
MFS Research Fund	(43,961)	—	—	8,394,546
MFS Research International Fund	(123,368)	—	—	7,481,504
MFS Value Fund	(177,783)	—	101,316	9,596,194
	$(877,326)	$494,886	$741,156	$63,754,061

	MFS Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	465,450	85,090	(59,217)	491,323
MFS Government Securities Fund	68,461	20,055	(22,380)	66,136
MFS High Income Fund	186,139	64,097	(27,841)	222,395
MFS International New Discovery Fund	185,197	58,984	(16,993)	227,188
MFS Mid Cap Growth Fund	706,715	211,620	(74,085)	844,250
MFS Mid Cap Value Fund	556,148	118,391	(66,216)	608,323
MFS New Discovery Fund	100,399	21,182	(15,034)	106,547
MFS Research Bond Fund	136,376	40,583	(37,981)	138,978
MFS Research Fund	197,422	27,454	(20,116)	204,760
MFS Research International Fund	298,280	106,962	(26,933)	378,309
MFS Value Fund	305,332	41,661	(35,227)	311,766

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(167,892)	$503,673	$—	$6,942,395
MFS Government Securities Fund	3,562	—	16,250	627,633
MFS High Income Fund	(19,207)	—	28,187	567,107
MFS International New Discovery Fund	(138,735)	—	—	3,142,013
MFS Mid Cap Growth Fund	(61,831)	—	—	4,989,518
MFS Mid Cap Value Fund	(251,178)	—	—	5,067,329
MFS New Discovery Fund	(48,172)	—	—	1,315,853
MFS Research Bond Fund	(23,645)	—	36,396	1,203,548
MFS Research Fund	(44,626)	—	—	3,781,913
MFS Research International Fund	(103,674)	—	—	4,308,938
MFS Value Fund	(218,259)	—	64,472	5,727,146
	$(1,073,657)	$503,673	$145,305	$37,673,393

	MFS Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	270,982	76,951	(31,151)	316,782
MFS International New Discovery Fund	115,963	50,820	(9,196)	157,587
MFS Mid Cap Growth Fund	421,304	172,643	(42,214)	551,733
MFS Mid Cap Value Fund	331,492	99,522	(31,880)	399,134
MFS New Discovery Fund	75,152	23,569	(8,423)	90,298
MFS Research Fund	107,557	22,974	(9,468)	121,063
MFS Research International Fund	144,333	59,381	(11,273)	192,441
MFS Value Fund	166,295	34,999	(16,198)	185,096

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(94,794)	$293,235	$—	$4,476,126
MFS International New Discovery Fund	(79,873)	—	—	2,179,434
MFS Mid Cap Growth Fund	(36,066)	—	—	3,260,745
MFS Mid Cap Value Fund	(123,626)	—	—	3,324,789
MFS New Discovery Fund	(29,079)	—	—	1,115,184
MFS Research Fund	(24,726)	—	—	2,236,031
MFS Research International Fund	(47,877)	—	—	2,191,905
MFS Value Fund	(105,108)	—	36,789	3,400,211
	$(541,149)	$293,235	$36,789	$22,184,425

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory arrangements at their meetings throughout the year, including a review of the performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for the one-year period ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and for the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2007. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2007. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2007. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2007. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2007. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).

General

Each Fund commenced investment operations on September 29, 2005; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account the limited operating history of the Funds and information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for the Funds.

In assessing the reasonableness of the Funds’ expenses the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account the expense limitation): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was lower than the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was higher than the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was approximately at the Lipper expense group median; and (iv) the MFS Lifetime 2040 Fund’s total expense ratio was higher than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be approved for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by each Fund’s Class A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. Eastern time

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. Eastern time

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. Eastern time

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center,

Inc. c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

eDelivery

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS®

INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: December 17, 2008

By (Signature and Title)*	/s/ JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: December 17, 2008

*	Print name and title of each signing officer under his or her signature.